Schedule of Outstanding Warrants (Details) - shares	Mar. 31, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Total	16,678,779	18,675,799
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	6,000,000	6,000,000
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	3,000,000	3,000,000
P I P E Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	250,000	1,750,000
PIPE Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	5,755,396	5,755,396
Other Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	1,673,383	2,170,403